UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10501

BlackRock Municipal 2018 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end: December 31, 2005

Date of reporting period:	September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2005

BlackRock Municipal 2018 Term Trust (BPK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—147.3%
			Alabama—2.5%
A2	$ 5,845		Huntsville Hlth. Care Auth., GO, Ser. A, 5.625%, 6/01/22	06/12 @ 101	$ 6,245,266

			California—5.7%
A	1,750		Agua Caliente Band of Cahuilla Indians, 5.60%, 7/01/13	No Opt. Call	1,791,965
AAA	5,425		Clovis Unified Sch. Dist. Cap. Apprec. Election 2004, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,629,497
NR	1,235		Lincoln Spec. Tax Rev. Cmny. Facs. Dist. 1, 5.90%, 9/01/24	09/13 @ 102	1,318,943
B-	3,460		Los Angeles Regl. Arpt. Impvt. Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C,
			7.50%, 12/01/24	12/12 @ 102	3,423,774
BBB+	5,000		Poll. Ctrl. Fin. Auth. Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	5,304,500

					14,468,679

			Colorado—2.1%
BBB	5,000		Hsg. & Fin. Auth. Sld. Wst. Rev., Wst. Mgmt. Proj., 5.70%, 7/01/18	No Opt. Call	5,338,300

			Connecticut—1.6%
Baa3	3,750	[3]	Mashantucket Western Pequot Tribe Spec. Rev., Ser. B, 5.75%, 9/01/18	09/07 @ 102	3,929,438

			Florida—12.3%
Baa1	1,585		Cap. Trust Agcy. Multi-Fam. Hsg. American Oppty. Proj., Ser. A, 5.75%, 6/01/23	06/13 @ 102	1,564,125
NR	2,000		CFM Cmnty. Dev. Dist. Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	2,060,800
NR	1,860		Live Oak Cmnty. Dev. Dist. Spl. Assmt. No. 1, Ser. B, 5.00%, 11/01/09	No Opt. Call	1,863,980
NR4	2,615		Live Oak Cmnty. Dev. Dist. Spl. Assmt. No. 2, Ser. B, 5.30%, 5/01/08	No Opt. Call	2,632,364
BB+	4,515		Miami Beach Hlth. Facs. Auth. Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,065,424
NR	1,595		Pine Islands Cmnty. Dev. Dist. Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	1,593,756
NR	4,945		Stevens Plantation Cmnty. Dist. Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	5,093,943
NR	840		Sumter Landing Cmnty. Dev. Dist., 6.25%, 5/01/13	No Opt. Call	881,916
NR	5,410		Vlg. Ctr. Cmnty. Dev. Dist., Ser. B, 5.875%, 1/01/15	No Opt. Call	5,614,877
NR	3,130		Vlg. of Westport Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A, 5.40%, 5/01/20	05/13 @ 100	3,131,690
NR	1,500		Westchester Cmnty. Dev. Dist. No. 1 Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	1,565,880

					31,068,755

			Illinois—20.8%
NR	1,825		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,854,821
AAA	5,000		Chicago O’Hare Intl. Arpt., Ser. A, 5.75%, 1/01/18, MBIA	01/12 @ 100	5,484,350
			Dev. Fin. Auth.,
A+	12,500	[5]	Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.50%, 11/15/20	11/09 @ 101	13,159,250
A2	5,000		PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	5,126,750
BBB	5,980		Edl. Facs. Auth., Student Hsg. Edl. Adv. Fund, Univ. Ctr. Proj., 6.00%, 5/01/22	05/12 @ 101	6,345,139
Baa2	2,750		Fin. Auth. Student Hsg. MJH Ed. Asst. Living Proj., Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,904,797
A	5,000		Hlth. Facs. Auth. Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	5,277,150
			Kane & Du Page Cntys. Sch. Dist., GO, Ser. B, FSA,
AAA	4,625	[6]	Zero Coupon, 1/01/12	N/A	2,643,650
AAA	4,100	[6]	Zero Coupon, 1/01/12	N/A	2,198,297
AAA	2,950	[6]	Zero Coupon, 1/01/12	N/A	1,407,681
AAA	1,70	[6]	Zero Coupon, 1/01/12	N/A	757,452
			Sports Facs. Auth. Ded. St. Tax Supported Rev., AMBAC,
AAA	1,885		Zero Coupon, 6/15/19	06/15 @ 101	1,620,761
AAA	1,985		Zero Coupon, 6/15/20	06/15 @ 101	1,699,398
AAA	2,090		Zero Coupon, 6/15/21	06/15 @ 101	1,785,048

					52,264,544

			Indiana—10.5%
AA	13,970		Hlth. Fac. Fin. Auth., Sisters of St. Francis Proj., 5.75%, 11/01/21	11/11 @ 101	15,103,247
BBB	2,500		Indianapolis Arpt. Auth. FedEx Corp. Proj., 5.10%, 1/15/17	No Opt. Call	2,588,800
BBB	4,000		Petersburg, PCR, Pwr. & Lt. Conv., 5.75%, 8/01/21	08/11 @ 102	4,199,600
NR	4,480		Vincennes Econ. Dev., Southwest Indiana Regl. Youth Proj., 6.25%, 1/01/24	01/09 @ 102	4,480,134

					26,371,781

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Louisiana—1.5%
AAA	$ 3,445		Pub. Facs. Auth. Dept. of Pub. Safety, 5.875%, 6/15/14, MBIA	06/10 @ 100	$ 3,720,256

			Maryland—2.1%
NR	5,170		Frederick Cnty. Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,217,823

			Michigan—6.8%
A1	5,450		Hosp. Fin. Auth., Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/19	11/09 @ 101	5,847,577
BB+	9,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	9,407,160
A	700		Pontiac Tax Increment Fin. Auth. Dev. Area 2, 5.625%, 6/01/22, ACA	06/12 @ 101	738,878
A	1,000		Pontiac Tax Increment Fin. Auth. Dev. Area 3, 5.375%, 6/01/17, ACA	06/12 @ 101	1,048,810

					17,042,425

			Mississippi—4.4%
BBB	9,000		Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	11,011,230

			Multi-State—8.7%
A3	14,000	[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	15,841,140
Baa2	6,000	[3]	Munimae TE Bond Subsidiary LLC, Ser. B2, 5.20%, 6/30/49	09/14 @ 100	6,025,620

					21,866,760

			Nevada—2.6%
BBB+	5,000		Dept. of Bus. & Ind. Republic Svc., Inc. Proj., 5.625%, 12/01/26	No Opt. Call	5,372,750
NR	1,100		Las Vegas Spec. Imp. Dist. 809, Summerlin Area Proj., 5.35%, 6/01/17	06/05 @ 103	1,109,196

					6,481,946

			New Hampshire—3.9%
AAA	7,000		Bus. Fin. Auth., PCR, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,669,270
A+	2,025		Hlth. & Ed. Facs. Auth. Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,203,970

					9,873,240

			New Jersey—11.8%
			Econ. Dev. Auth.,
BBB	8,500		Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	8,915,225
B	4,065		Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,488,908
B	6,750		Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	5,934,533
Baa3	8,410		Kapkowski Rd. Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,959,425
NR	2,500		Middlesex Cnty. Impvt. Auth., Heldrich Ctr. Hotel Proj., Ser. B, 6.125%, 1/01/25	01/15 @ 100	2,497,825

					29,795,916

			New Mexico—0.9%
NR	2,175		Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,244,448

			North Carolina—1.7%
A-	4,000		Wake Cnty. Ind. Facs., PCR, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,266,160

			Ohio—0.2%
NR	500		Pinnacle Cmnty. Infrastructure Fin. Auth. Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	522,320

			Oklahoma—1.1%
B-	2,700		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	2,710,368

			Pennsylvania—7.4%
NR	2,000		Montgomery Cnty. Indl. Dev. Auth., Whitemarsh Continuing Care Proj., 6.00%, 2/01/21	02/15 @ 100	2,101,280
			Philadelphia Auth. for Ind. Dev., Ser. B, FSA,
AAA	5,000		5.50%, 10/01/18	10/11 @ 101	5,440,900
AAA	5,000		5.50%, 10/01/19	10/11 @ 101	5,429,750
			West Cornwall Twnshp., Mun. Auth. Coll., Elizabethtown Coll. Proj.,
BBB+	2,500		5.90%, 12/15/18	12/11 @ 100	2,716,725
BBB+	2,650		6.00%, 12/15/22	12/11 @ 100	2,898,543

					18,587,198

			South Carolina—3.5%
BBB+	5,000		Jobs Econ. Dev. Auth. Hosp. Fac. Rev., Palmetto Hlth. Alliance Proj., Ser. A,
			6.125%, 8/01/23	08/13 @ 100	5,430,800
NR	3,211		Lancaster Cnty., Assmt. Rev., Edgewater Imp. Dist. Proj., Ser. B, 6.125%, 11/01/14	No Opt. Call	3,266,550

					8,697,350

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Tennesee—2.4%
AAA	$12,000		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Ser. A, Zero Coupon,
			1/01/19, FSA	01/13 @ 71.667	$ 6,027,840

			Texas—20.1%
			Affordable Hsg. Corp., Multi-Fam. Hsg. Rev. Arborstone/Baybrook Oaks Proj., Ser. A,
B2	12,695	[7]	5.55%, 11/01/18	11/11 @ 102	10,243,088
B2	9,800	[7]	5.75%, 11/01/22	11/11 @ 102	7,776,104
BBB	2,000		Alliance Arpt. Auth., Inc. Spec. Facs., Fed. Express Corp. Proj., 6.375%, 4/01/21	04/06 @ 102	2,069,420
			Birdville Indpt. Sch. Dist., GO,
AAA	1,615		Zero Coupon, 2/15/18	No Opt. Call	930,563
AAA	1,815		Zero Coupon, 2/15/19	No Opt. Call	993,676
AAA	2,625		Zero Coupon, 2/15/20	No Opt. Call	1,364,186
AAA	2,500		Zero Coupon, 2/15/21	No Opt. Call	1,232,050
BBB	10,010		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36	No Opt. Call	10,654,444
NR	4,305		Dallas Cnty. Flood Ctrl., 6.75%, 4/01/16	04/13 @ 100	4,431,739
			Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Ser. A, FGIC,
AAA	5,000		5.875%, 11/01/17, FGIC	11/11 @ 100	5,492,350
AAA	5,000		5.875%, 11/01/18, FGIC	11/11 @ 100	5,478,250

					50,665,870

			Trust Territories—1.6%
A-	4,000	[3]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	3,982,840

			Washington—4.7%
			Energy Northwest Wind Proj.,
A-	5,000	[6]	Ser. A, 6.00%, 1/01/07	N/A	5,329,850
A-	6,175	[6]	Ser. B, 5.875%, 1/01/07	N/A	6,573,040

					11,902,890

			Wisconsin—6.4%
			Hlth. & Edl. Facs.,
AA-	5,000		Auth. Froedert & Cmnty. Hlth. Oblig. Proj., 5.375%, 10/01/21	10/11 @ 101	5,226,300
A	10,000		Auth. Wheaton Franciscan Svcs. Proj., 6.25%, 8/15/22	02/12 @ 101	11,010,100

					16,236,400

			Total Long-Term Investments (cost $354,276,116)		370,540,043

			SHORT-TERM INVESTMENTS—5.0%
			Alaska—1.6%
A-1+	4,000	[8]	Vsldez Alaska Marine Term., Exxon Pipeline Co. Proj., Ser. A, 2.70%, 10/03/05, FRWD	N/A	4,000,000

			Kentucky—0.2%
F1+	500	[8]	Breckinridge Cnty. Lease Rev., 2.61%, 10/05/05, FRWD	N/A	500,000

			Massachusetts—1.3%
A-1+	3,300	[8]	Hlth. & Edl. Fac. Auth. Rev., Harvard Univ. Proj., Ser. GG-1, 2.61%, 10/06/05, FRWD	N/A	3,300,000

			Ohio—0.3%
VMIG1	700	[8]	Hamilton Cnty. Hosp. Facs., 2.75%, 10/06/05, FRWD	N/A	700,000

			Pennsylvania—0.4%
A-1	1,000	[8]	Higher Edl. Fac. Auth., 2.75%, 10/06/05, FRWD	N/A	1,000,000

BlackRock Municipal 2018 Term Trust (BPK) (continued)

Shares
(000)	Description	Value

	Money Market Fund—1.2%
3,150	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 3,150,000

	Total Short-Term Investments (cost $12,650,000)	12,650,000

	Total Investments—152.3% (cost $366,926,1169)	$ 383,190,043
	Other assets in excess of liabilities—2.4%	5,946,736
	Preferred shares at redemption value, including dividends payable—(54.7)%	(137,615,923)

	Net Assets Applicable to Common Shareholders—100%	$ 251,520,856

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of September 30, 2005, the Trust held 11.8% of its net assets, with a current market value of $29,779,038, in securities restricted as to resale.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security, or a portion thereof, pledged as collateral with a value of $1,610,277 on 489 short U.S. Treasury Note futures contracts expiring December 2005 and 176 short U.S. Treasury Bond futures contracts expiring December 2005. The value of such contracts on September 30, 2005 was $73,887,297, with an unrealized gain of $1,097646.
[6]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[7]	Illiquid securities representing 7.16% of net assets.
[8]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of September 30, 2005.
[9]	Cost for Federal tax purposes is $366,852,480. The net unrealized appreciation on a tax basis is $16,337,563, consisting of $20,851,406 gross unrealized appreciation and $4,513,843 unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management , including it principle executive and principle financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock Municipal 2018 Term Trust

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Treasurer
Date: November 18, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert S. Kapito
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 18, 2005

By:      /s/ Henry Gabbay
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 18, 2005